Stock-Based Compensation - Summary of Restricted Stock Awards Granted (Detail)	12 Months Ended
Sep. 30, 2020
Performance Shares And Restricted Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.75%
Expected volatility	40.00%
Expected term (in years)	6 months
Expected dividend yield	0.00%
Service Based Stock Options And Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	35.00%
Expected dividend yield	0.00%
Service Based Stock Options And Restricted Stock Awards [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.47%
Expected term (in years)	6 years 3 months
Service Based Stock Options And Restricted Stock Awards [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.56%
Expected term (in years)	7 years